UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

The Advisors’ Inner Circle Fund II

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012

The Fund files its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012

Dear Shareholder:

The last two months of 2011 closed the tumultuous year on a tame note. A tug of war between negative headlines from the European credit markets and generally good economic news in the U.S. translated into flat returns for most domestic equity benchmarks. The market dynamics reversed sharply with the start of 2012, when a resilient domestic economy and accommodative monetary policy around the globe helped revive investor appetite for stocks. The Westfield Large Cap Growth Fund’s Institutional and Investor Classes returned 10.69% and 10.68%, respectively for the six month period ended April 30, 2012, underperforming the Russell 1000® Growth Index, which gained 14.13%.

Energy detracted 86 bps from relative performance results. Valero Energy suffered from a narrowing price spread between Brent and West Texas Intermediate oil. Investors realized the potential for an earlier-than-expected Seaway pipeline reversal, which would allow the flow of landlocked WTI-priced crude in Cushing, OK to facilities on the Gulf coast. Despite the stock’s relative underperformance, we maintain a position in the shares given we expect Valero to generate tremendous free cash flow as it moves beyond its current capital spending phase. Weatherford International provides oilfield-related services globally. The company’s growth is correlated with rising global GDP, particularly in emerging economies. Middle East and North Africa dislocations and weather across several regions had a negative impact on Weatherford’s international revenues and margins relative to investor expectations. While Weatherford’s solid revenue growth and better-than-expected pre-tax income was obscured by transient tax issues, we applaud the company’s improving business fundamentals and believe that Weatherford will continue to benefit from its significant exposure to international drilling and significant margin improvement in its North American segment.

Health Care detracted 56 bps from relative returns. Biotechnology company Vertex Pharmaceuticals traded lower during the period. The company launched Invicek, its first product with an indication for the treatment of Hepatitis C, in early 2011. However, later in 2011, a competitor presented scientific data that pointed to potential competition for Incivek, which will likely arrest Vertex’s plans for trial activity in combination therapies. We continue to hold the stock, as we believe that doctors are unlikely to hold off on putting patients on Incivek

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012

in anticipation of better therapies. Further trials of the competitor’s drug will take many years, and while the market potential may be reduced for Incivek, there are patients who simply cannot wait years for a new treatment while effective and safe medication is available now. Our analysis of prescription trends for Incivek shows that Vertex should demonstrate strong earnings growth, at least for the next several years, and we expect that the enormous cash flow generated will be used prudently to reinvest in the company’s product pipeline. Shares of specialty pharmaceuticals company Warner Chilcott surged on the news of a potential acquisition by Bayer AG. Warner Chilcott confirmed that it was, in fact, in the process of exploring strategic opportunities and assessing offers from more than one party. A potential acquisition aside, we continue to find the stock attractive based on our fundamental assessment. The company has strong cash flow generation, a low corporate tax rate, and a board of directors focused on creating shareholder value.

Financials detracted 43 bps from relative results. Global diversified financial services provider Citigroup traded lower despite reporting strong first quarter results. The company posted adjusted earnings per share ahead of consensus expectations, with its core Citicorp business exhibiting substantial loan growth, improving credit, and strong transaction and securities/banking services. Citigroup’s 2012 capital plan failed the Federal Reserve’s so-called stress test but we believe the company should begin to return capital to shareholders in earnest in 2013. On a positive note, Wells Fargo & Co. received an unambiguous passing grade on the stress test and raised its quarterly dividend. From our perspective, what separates Wells Fargo & Co. from other money center banks is its profitability, which allows the company to build capital more quickly.

Investments in Consumer Staples contributed modestly to relative performance results. Our limited exposure to the sector is generally focused on companies whose products are sold in faster-growing end markets. We also favor companies that have multiple levers to drive bottom line growth, such as strong pricing power, comprehensive margin expansion efforts, and/or the ability to increase market share. Global confectionary manufacturer Hershey is one such company. Hershey reported quarterly results in late April that exceeded consensus expectations. Pricing and volumes were both better than expected, and the company raised forward guidance. We view Hershey’s earnings growth pro-

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012

jections as achievable given stronger price pass-through, better-than-expected volume trends, and moderating commodity costs.

An equity market consolidation is not unlikely given the torrid advance experienced in the first three months of 2012. Indeed, anemic fund flows into equity mutual funds would suggest that the average investor remains bearish on the outlook for U.S. stocks. We believe, however, that stock market valuation remains reasonable, earnings growth for U.S. corporations will be steady and increasing evidence of cyclical traction in housing, construction and capital spending should provide a positive backdrop for stocks. With the dividend yield on the S&P 500 Index greater than that of the 10-year U.S. Treasury, equities look far more attractive than fixed income alternatives. While risk of exogenous shocks persist – like the intensifying of the European Financial Crisis or an oil shock from Middle East conflict – we believe the balance of risks favor further upside in U.S. stocks and a fundamentally-driven investment process can deliver excess returns in this environment.

Westfield Capital Management Company, L.P.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of Comparative Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

Sector Weightings†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%‡
	Shares	Value

CONSUMER DISCRETIONARY — 14.3%
Amazon.com*	12,045	$2,793,235
Comcast, Cl A	124,725	3,782,909
Home Depot	46,840	2,425,844
Las Vegas Sands	41,620	2,309,494
Lowe’s	82,590	2,599,107
Macy’s	68,340	2,803,307
Starbucks	25,660	1,472,371
Viacom, Cl B	75,310	3,493,631

		21,679,898

CONSUMER STAPLES — 5.7%
General Mills	73,570	2,861,138
Hershey	62,720	4,202,867
Kraft Foods, Cl A	38,160	1,521,439

		8,585,444

ENERGY — 9.1%
Halliburton	75,570	2,586,006
National Oilwell Varco	33,070	2,505,383
Occidental Petroleum	22,610	2,062,484
Suncor Energy	69,820	2,306,853

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Valero Energy	119,170	$2,943,499
Weatherford International*	102,040	1,456,111

		13,860,336

FINANCIALS — 5.5%
Citigroup	95,990	3,171,510
JPMorgan Chase	60,140	2,584,817
State Street	54,330	2,511,132

		8,267,459

HEALTH CARE — 12.4%
Cardinal Health	52,680	2,226,784
Celgene*	88,150	6,427,898
Thermo Fisher Scientific	68,530	3,813,694
Vertex Pharmaceuticals*	56,360	2,168,733
Warner Chilcott, Cl A*	188,310	4,095,742

		18,732,851

INDUSTRIALS — 15.5%
Danaher	61,740	3,347,543
Dover	24,140	1,512,612
Eaton	56,270	2,711,089
General Electric	144,920	2,837,534
Precision Castparts	14,240	2,511,508
Stanley Black & Decker	40,180	2,939,569
Tyco International	70,580	3,961,655
United Technologies	44,325	3,618,693

		23,440,203

INFORMATION TECHNOLOGY — 31.5%
Apple*	19,425	11,348,862
Broadcom, Cl A	74,310	2,719,746
Check Point Software Technologies*	39,170	2,276,952

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Cisco Systems	180,030	$3,627,605
Citrix Systems*	33,810	2,894,474
Cognizant Technology Solutions, Cl A*	29,425	2,157,441
EMC*	99,940	2,819,307
Google, Cl A*	7,550	4,569,487
International Business Machines	7,320	1,515,825
Mastercard, Cl A	7,555	3,416,900
Microsoft	144,180	4,616,644
Oracle	101,970	2,996,898
QUALCOMM	42,360	2,704,262

		47,664,403

MATERIALS — 5.6%
Dow Chemical	75,210	2,548,115
International Paper	87,380	2,910,628
PPG Industries	29,100	3,062,484

		8,521,227

TOTAL COMMON STOCK (Cost $134,592,451)		150,751,821

SHORT-TERM INVESTMENT (A) — 0.4%
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, 0.010% (Cost $610,870)	610,870	610,870

TOTAL INVESTMENTS — 100.0% (Cost $135,203,321)		$151,362,691

Percentages are based on Net Assets of $151,371,532.
*	Non-income producing security.
‡	Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
(A) —	The rate reported is the 7-day effective yield as of April 30, 2012.
Cl —	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $135,203,321)	$151,362,691
Receivable for Investment Securities Sold	447,104
Dividend Receivable	53,875
Receivable for Capital Shares Sold	29,271
Receivable due from Adviser	15,665
Deferred Offering Costs (See Note 2)	14,506
Prepaid Expenses	10,064
Reclaim Receivable	3,529

Total Assets	151,936,705

Liabilities:
Payable for Investment Securities Purchased	405,946
Payable due to Adviser	78,938
Payable due to Administrator	14,573
Chief Compliance Officer Fees Payable	3,220
Payable due to Trustees	2,278
Payable due to Shareholder Servicing Agent (Investor Class Shares)	1,245
Other Accrued Expenses	58,973

Total Liabilities	565,173

Net Assets	$151,371,532

Net Assets Consist of:
Paid-in Capital	$136,599,209
Undistributed Net Investment Income	100,911
Accumulated Net Realized Loss on Investments	(1,487,958)
Net Unrealized Appreciation on Investments	16,159,370

$151,371,532

Net Asset Value, Offering and Redemption Price Per Share- Institutional Class Shares (unlimited unauthorization — no par value) ($120,426,930 ÷ 11,796,833 shares)	$10.21

Net Asset Value, Offering and Redemption Price Per Share- Investor Class Shares (unlimited unauthorization — no par value) ($30,944,602 ÷ 3,030,583 shares)	$10.21

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2012 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividends	$669,483
Less: Foreign Taxes Withheld	(4,723)

Total Investment Income	664,760

Expenses
Investment Advisory Fees	377,588
Administration Fees	70,700
Chief Compliance Officer Fees	4,899
Trustees’ Fees	4,778
Shareholder Servicing Fees (Investor Class Shares)	1,235
Deferred Offering Costs (See Note 2)	40,362
Transfer Agent Fees	37,675
Professional Fees	30,946
Printing Fees	14,919
Registration Fees	12,391
Custodian Fees	5,586
Insurance and Other Expenses	6,407

Total Expenses	607,486

Less:
Waiver of Investment Advisory Fees	(112,494)
Fees Paid Indirectly	(3)

Net Expenses	494,989

Net Investment Income	169,771

Net Realized Gain on Investments	1,164,688
Net Change in Unrealized Appreciation on Investments	10,472,726

Net Realized and Unrealized Gain on Investments	11,637,414

Net Increase in Net Assets Resulting from Operations	$11,807,185

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*

Operations:
Net Investment Income (Loss)	$169,771	$(29,616)
Net Realized Gain (Loss) on Investments	1,164,688	(2,652,646)
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,472,726	(3,282,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,807,185	(5,965,184)

Dividends from Net Investment Income:
Institutional Class	(68,685)	—
Investor Class	(175)	—

Total Dividends	(68,860)	—

Capital Share Transactions:(1)
Institutional Class Shares Issued	16,726,942	36,646,048
Reinvestment of Distributions	67,678	—
Issued in connection with in-kind transfer**	—	73,381,644
Redeemed	(8,522,836)	(3,848,469)

Net Institutional Class Share Transactions	8,271,784	106,179,223

Investor Class Shares Issued	31,025,110	234,200
Reinvestment of Distributions	27	—
Redeemed	(111,953)	—

Net Investor Class Share Transactions	30,913,184	234,200

Net Increase in Net Assets from Share Transactions	39,184,968	106,413,423

Total Increase in Net Assets	50,923,293	100,448,239

Net Assets:
Beginning of Period	100,448,239	—

End of Period (including undistributed net investment income of $100,911 and $0, respectively)	$151,371,532	$100,448,239

*	Commenced operations on July 13, 2011.

**	See Note 1 in the Notes to Financial Statements.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Class
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*
Net Asset Value, Beginning of Period	$9.23	$10.00

Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01	(0.00	)^
Net Realized and Unrealized Gain (Loss)	0.98	(0.77)

Total from Operations	0.99	(0.77)

Dividends and Distributions from:
Net Investment Income	(0.01)	—

Total Dividends and Distributions	(0.01)	—

Net Asset Value, End of Period	$10.21	$9.23

Total Return†	10.69%	(7.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$120,427	$100,192
Ratio of Expenses to Average Net Assets(2)	0.85%**	0.85	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.05%**	1.28	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%**	(0.12	)%**
Portfolio Turnover Rate***	48%	36%

*	Commenced operations on July 13, 2011.

**	Annualized

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.01 per share.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.85%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Investor Class
	Six Months Ended April 30, 2012 (Unaudited)		Period Ended October 31, 2011*
Net Asset Value, Beginning of Period	$9.23		$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.00	)^	(0.01)
Net Realized and Unrealized Gain (Loss)	0.98		(0.76)

Total from Operations	0.98		(0.77)

Dividends and Distributions from:
Net Investment Income	(0.00	)^	—

Total Dividends and Distributions	—		—

Net Asset Value, End of Period	$10.21		$9.23

Total Return†	10.68%		(7.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$30,945		$256
Ratio of Expenses to Average Net Assets(2)	0.92	%**‡	0.91	%**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.06	%**‡	1.23	%**‡
Ratio of Net Investment Loss to Average Net Assets	(0.08	)%**‡	(0.41	)%**‡
Portfolio Turnover Rate***	48%		36%

*	Commenced operations on July 13, 2011.

**	Annualized

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

^	Amount represents less than $0.01 per share.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.92% and 0.91%, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the Westfield Capital Large Cap Growth Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund, invests primarily (at least 80% of its net assets) in equity securities. The Fund is a diversified fund and focuses on U.S. listed common stocks with large market capitalizations that Westfield Capital Management Company, L.P. (the “Adviser”) believes are quality companies with stock that offers the potential for future price appreciation. The Fund commenced operations on July 13, 2011 as a result of a contribution in-kind from a limited partnership managed by the Adviser. On this date, the Fund issued 7,338,164 shares and acquired securities tax-free at their then current value of $73,381,644, including unrealized appreciation of $8,969,566. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management has evaluated the implications of ASU 2011-04 and does not believe the adoption will have a material impact on the financial statements.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2012, all the investments for the Fund were Level 1. For details of investment classifications, reference the Schedule of Investments.

For the six-months ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the six-months ended April 30, 2012, there were no Level 3 securities.

During the six-months ended April 30, 2012, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-months the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Classes —  Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2012, the remaining amount still to be amortized for the Fund was $14,506.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $120,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2012, the Fund’s Investor Class Shares incurred $1,235 or 0.07%, of shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2012, the Fund earned cash management credits of $3, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Citibank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, and shareholder servicing fees (collectively “excluded expenses”)) for the Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.85% of the average daily net assets of each class until February 28, 2013. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2013. As of April 30, 2012, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $220,555, expiring in 2015.

6. Share Transactions:

	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*

Share Transactions:
Institutional Class
Issued	1,838,447	3,933,100
Reinvested	7,579	—
Issued in connection with in-kind transfer**	—	7,338,164
Redeemed	(903,540)	(416,917)

Net Share Transactions	942,486	10,854,347

Investor Class
Issued	3,013,756	27,778
Reinvested	3	—
Redeemed	(10,954)	—

Net Share Transactions	3,002,805	27,778

*	Commenced operations on July 13, 2011.
**	See Note 1.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

7. Investment Transactions:

For the six-months ended April 30, 2012, the Fund made purchases of $95,302,772 and sales of $55,244,811 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

There were no dividends and distributions declared during the period ending October 31, 2011.

As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(2,021,828)
Unrealized Appreciation	5,055,826

Total Distributable Earnings	$3,033,998

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward and applied against future capital gains as follows:

Short-Term	$2,021,828

Total Capital Loss Carryforwards	$2,021,828

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2012, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$135,203,321	$18,943,358	$(2,783,988)	$16,159,370

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
APRIL 30, 2012 (Unaudited)

9. Other:

At April 30, 2012, 99% of the Investor Class Shares total shares outstanding were held by one record shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,106.90	0.85%	$4.45
Investor Class	1,000.00	1,106.80	0.92	4.82

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.64	0.85%	$4.27
Investor Class	1,000.00	1,020.29	0.92	4.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year shown).

Westfield Capital Large Cap Growth Fund

P.O. Box 219009

Kansas City, MO 64121-9009

866-454-0738

Adviser:

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund described.

WCM-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
(17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012